Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about consolidated structured entities [line items]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2024, 2023 and 2022:

	2024			2023			2022
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment (1)	28,164	-	28,164	53,052	-	53,052	49,698	-	49,698
Support equipment and facilities (2)	2,138	-	2,138	2,257	-	2,257	1,827	-	1,827
Drilling and work in progress	3,916	-	3,916	3,774	-	3,774	2,638	-	2,638
Unproved oil and gas properties	186	-	186	264	-	264	173	-	173

Total capitalized costs	34,404	-	34,404	59,347	-	59,347	54,336	-	54,336
Accumulated depreciation and valuation allowances (3)	(23,602)	-	(23,602)	(48,382)	-	(48,382)	(43,440)	-	(43,440)

Net capitalized costs	10,802	-	10,802	10,965	-	10,965	10,896	-	10,896

(1)	Includes 740, 696 and 524 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets as of December 31, 2024, 2023 and 2022, respectively.
(2)	Includes 602, 521 and 351 corresponding to Upstream support equipment and facilities contracts comprised in right-of-use assets as of December 31, 2024, 2023 and 2022, respectively.
(3)	Includes (895), (762) and (566) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets as of December 31, 2024, 2023 and 2022, respectively.

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2024, 2023 and 2022:

	2024			2023			2022
Consolidated costs incurred	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Acquisition of unproved properties	-	-	-	-	-	-	-	-	-
Acquisition of proved properties	-	-	-	-	-	-	-	-	-
Exploration costs	198	1	199	156	1	157	80	2	82
Development costs (1)	3,884	-	3,884	4,370	-	4,370	3,138	-	3,138

Total costs incurred	4,082	1	4,083	4,526	1	4,527	3,218	2	3,220

(1)	Includes 206, 313 and 223 corresponding to development cost related to Upstream contracts comprised in right-of-use assets as of December 31, 2024, 2023 and 2022, respectively.

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Business segment information”, for the Upstream business segment, relate to additional operations that do not arise from those properties held by the Group.

	2024			2023			2022
Consolidated results of operations	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Net sales to unaffiliated parties	50	-	50	33	-	33	51	-	51
Net intersegment sales	8,225	-	8,225	7,211	-	7,211	7,134	-	7,134

Total net revenues	8,275	-	8,275	7,244	-	7,244	7,185	-	7,185
Production costs	(4,715)	-	(4,715)	(4,148)	-	(4,148)	(3,712)	(1)	(3,713)
Exploration expenses	(238)	(1)	(239)	(60)	(1)	(61)	(63)	(2)	(65)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(1,963)	-	(1,963)	(2,567)	-	(2,567)	(2,075)	-	(2,075)
Impairment of property, plant and equipment and inventories write-down	(79)	-	(79)	(2,288)	-	(2,288)	(123)	-	(123)
Other (1)	(956)	-	(956)	(179)	-	(179)	82	1	83

Pre-tax income (loss) from producing activities	324	(1)	323	(1,998)	(1)	(1,999)	1,294	(2)	1,292
Income tax expense / benefit	(113)	-	(113)	699	-	699	(453)	-	(453)

Results of oil and gas producing activities	211	(1)	210	(1,299)	(1)	(1,300)	841	(2)	839

(1)
Mainly includes lawsuits, result from sale of assets, result from changes in fair value of assets held for sale, provisions for severance indemnities, provisions for operating optimizations and financial accretion for the hydrocarbon wells abandonment obligations, among others.

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2024			2023			2022
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Future cash inflows	46,028	-	46,028	41,735	-	41,735	48,580	-	48,580
Future production costs	(18,294)	-	(18,294)	(18,683)	-	(18,683)	(22,076)	-	(22,076)
Future development costs	(9,090)	-	(9,090)	(11,136)	-	(11,136)	(10,936)	-	(10,936)
Future income tax expenses	(7,594)	-	(7,594)	(3,396)	-	(3,396)	(3,808)	-	(3,808)
10% annual discount for estimated timing of cash flows	(4,787)	-	(4,787)	(4,013)	-	(4,013)	(4,658)	-	(4,658)

Total standardized measure of discounted future net cash flows	6,263	-	6,263	4,507	-	4,507	7,102	-	7,102

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Beginning of year	4,507	7,102	9,055
Sales and transfers, net of production costs	(515)	(1,819)	(3,173)
Net change in sales and transfer prices, net of future production costs	(2,672)	(1,624)	(2,862)
Changes in reserves and production rates (timing)	(1,761)	(1,390)	(574)
Net changes for extensions, discoveries and improved recovery	7,922	2,782	4,722
Changes in estimated future development and abandonment costs	(1,738)	(3,734)	(3,481)
Development costs incurred during the year that reduced future development costs	1,777	1,996	1,439
Accretion of discount	525	984	806
Net change in income taxes	(1,783)	211	1,148
Others	1	(1)	22

End of year	6,263	4,507	7,102

Oil and Condensate [Member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves
Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2024, 2023 and 2022, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	546	-	546	606	-	606	643	-	643
Developed	263	-	263	262	-	262	322	-	322
Undeveloped	283	-	283	344	-	344	321	-	321
Revisions of previous estimates (1)	10	-	10	(63)	-	(63)	(72)	-	(72)
Extensions and discoveries	99	-	99	75	-	75	125	-	125
Improved recovery	(2)	-	(2)	17	-	17	(7)	-	(7)
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	(11)	-	(11)	-	-	-	-	-	-
Production for the year (2)	(94)	-	(94)	(89)	-	(89)	(83)	-	(83)

As of December 31, (3)	548	-	548	546	-	546	606	-	606
Developed	284	-	284	263	-	263	262	-	262
Undeveloped	264	-	264	283	-	283	344	-	344
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year	-	-	-	-	-	-	-	-	-

As of December 31,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	263	-	263	262	-	262	322	-	322
Undeveloped	283	-	283	344	-	344	321	-	321

Total	546	-	546	606	-	606	643	-	643
As of December 31,
Developed	284	-	284	263	-	263	262	-	262
Undeveloped	264	-	264	283	-	283	344	-	344

Total	548	-	548	546	-	546	606	-	606

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 13, 12 and 12 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 71, 72 and 82 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural gas [member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(billions of standard cubic feet)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,536	-	2,536	2,826	-	2,826	2,447	-	2,447
Developed	1,656	-	1,656	1,637	-	1,637	1,676	-	1,676
Undeveloped	880	-	880	1,189	-	1,189	771	-	771
Revisions of previous estimates (1)	(144)	-	(144)	(80)	-	(80)	(91)	-	(91)
Extensions and discoveries	781	-	781	257	-	257	952	-	952
Improved recovery	*	-	*	-	-	-	1	-	1
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	(1)	-	(1)	-	-	-	-	-	-
Production for the year (2)	(484)	-	(484)	(467)	-	(467)	(483)	-	(483)

As of December 31, (3) (4)	2,688	-	2,688	2,536	-	2,536	2,826	-	2,826
Developed	1,627	-	1,627	1,656	-	1,656	1,637	-	1,637
Undeveloped	1,061	-	1,061	880	-	880	1,189	-	1,189
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year	-	-	-	-	-	-	-	-	-

As of December 31,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,656	-	1,656	1,637	-	1,637	1,676	-	1,676
Undeveloped	880	-	880	1,189	-	1,189	771	-	771

Total	2,536	-	2,536	2,826	-	2,826	2,447	-	2,447
As of December 31,
Developed	1,627	-	1,627	1,656	-	1,656	1,637	-	1,637
Undeveloped	1,061	-	1,061	880	-	880	1,189	-	1,189

Total	2,688	-	2,688	2,536	-	2,536	2,826	-	2,826
(*) Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 55, 54 and 57 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of
309
, 292 and 335 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 255, 282 and 299 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,072	-	1,072	1,187	-	1,187	1,143	-	1,143
Developed	599	-	599	590	-	590	655	-	655
Undeveloped	473	-	473	597	-	597	488	-	488
Revisions of previous estimates (2)	(17)	-	(17)	(72)	-	(72)	(87)	-	(87)
Extensions and discoveries	250	-	250	127	-	127	322	-	322
Improved recovery	(2)	-	(2)	17	-	17	(7)	-	(7)
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	(11)	-	(11)	-	-	-	-	-	-
Production for the year (3)	(196)	-	(196)	(187)	-	(187)	(184)	-	(184)

As of December 31, (4)	1,096	-	1,096	1,072	-	1,072	1,187	-	1,187
Developed	618	-	618	599	-	599	590	-	590
Undeveloped	478	-	478	473	-	473	597	-	597
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year	-	-	-	-	-	-	-	-	-

As of December 31,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated and Equity-accounted entities
As of January 1,
Developed	599	-	599	590	-	590	655	-	655
Undeveloped	473	-	473	597	-	597	488	-	488

Total	1,072	-	1,072	1,187	-	1,187	1,143	-	1,143
As of December 31,
Developed	618	-	618	599	-	599	590	-	590
Undeveloped	478	-	478	473	-	473	597	-	597

Total	1,096	-	1,096	1,072	-	1,072	1,187	-	1,187

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)	Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, NGLs and natural gas reserves are considered prospectively in the calculation of depreciation.
(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 25, 24 and 24 Mboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 135, 134 and 153 Mboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
NGLs
Consolidated entities
As of January 1,	74	-	74	77	-	77	64	-	64
Developed	41	-	41	36	-	36	34	-	34
Undeveloped	33	-	33	41	-	41	30	-	30
Revisions of previous estimates (1)	(1)	-	(1)	5	-	5	1	-	1
Extensions and discoveries	12	-	12	8	-	8	27	-	27
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(16)	-	(16)	(16)	-	(16)	(15)	-	(15)

As of December 31, (3)	69	-	69	74	-	74	77	-	77
Developed	44	-	44	41	-	41	36	-	36
Undeveloped	25	-	25	33	-	33	41	-	41
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year	-	-	-	-	-	-	-	-	-

As of December 31,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2024			2023			2022
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
NGLs
Consolidated and Equity-accounted entities
As of January 1,
Developed	41	-	41	36	-	36	34	-	34
Undeveloped	33	-	33	41	-	41	30	-	30

Total	74	-	74	77	-	77	64	-	64
As of December 31,
Developed	44	-	44	41	-	41	36	-	36
Undeveloped	25	-	25	33	-	33	41	-	41

Total	69	-	69	74	-	74	77	-	77

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
NGLs production for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 2, 2 and 2 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved NGLs reserves of consolidated entities for the years ended on December 31, 2024, 2023 and 2022 includes an estimated of 9, 10 and 11 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.